Bank Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	$ 110,268,000	$ 101,511,000
Accumulated depreciation and amortization	(71,703,000)	(67,097,000)
Total	38,565,000	34,414,000
Depreciation and amortization expense	4,776,000	5,017,000	5,032,000
Rental expense of the Bank's premises incurred during the period in accordance with certain operating leases	7,300,000	7,200,000	6,900,000
Land [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	2,413,000	2,413,000
Building [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	32,760,000	30,010,000
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	47,443,000	43,697,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	$ 27,652,000	$ 25,391,000